BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	6 Months Ended
	Feb. 28, 2022 CAD_USD Rand_USD	Feb. 28, 2021 CAD_USD Rand_USD	Aug. 31, 2021 CAD_USD Rand_USD
Rand / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | Rand_USD	15.4326		14.5241
Period average rate | Rand_USD	15.2689	15.5977
CAD / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | CAD_USD	1.2698		1.2617
Period average rate | CAD_USD	1.2634	1.2962